Income Taxes - Tabular Reconciliation of Total Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at January 1	$ 619.4	$ 741.8	$ 685.2
Increases related to prior periods	11.5	75.3	24.7
Decreases related to prior periods	(12.7)	(158.3)	(35.6)
Increases related to current period	7.3	3.4	133.2
Decreases related to settlements with taxing authorities	(65.1)	(14.6)	(60.2)
Decreases related to lapse of statute of limitations	(1.8)	(28.2)	(5.5)
Balance at December 31	558.6	619.4	741.8
Amounts impacting effective tax rate, if recognized balance at December 31	$ 426.4	$ 473.9	$ 599.2